Restatement of Financial Results As of And For The Nine Months Ended September 30, 2021 (Unaudited) - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable		$ 7,015,278	$ 5,046,497
Property and equipment, net		$ 9,528,427	$ 2,664,366
Revision of Prior Period, Adjustment [Member]
Accounts receivable	$ 2,100,000
Adjusted sales and marketing expense	132,000
Property and equipment, net	1,700,000
Adjusted amortization expense of assets	63,000
Adjusted general and administrative expense	1,100,000
Increase Decrease in Operating and financing cash flow	$ 500,000